Schedule of Investments

July 31, 2022 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (94.3%)
Brazil (5.0%)
Banco do Brasil	24,300	$170
Camil Alimentos	26,100	46
EDP - Energias do Brasil	22,900	96
JBS	26,700	165
Qualicorp Consultoria e Corretora de Seguros	3,000	6
Telefonica Brasil	9,200	79
Vale	10,900	147
Vibra Energia	15,100	49

		758

Chile (0.8%)
Cia Cervecerias Unidas	10,300	59
Vina Concha y Toro	44,300	60

		119

China (3.0%)
China CITIC Bank, Cl H	263,000	110
Haier Smart Home, Cl H	15,800	51
Kunlun Energy	90,000	66
Powerlong Real Estate Holdings	92,000	12
Shanghai Pharmaceuticals Holding, Cl H	36,000	54
Shenzhen Expressway, Cl H	64,000	59
Sinotrans, Cl H	215,000	64
Vipshop Holdings ADR*	5,100	47

		463

Czech Republic (0.2%)
Philip Morris CR	40	28

Egypt (0.5%)
Eastern SAE	62,000	32
ElSewedy Electric	121,500	43

		75

Greece (0.3%)
Motor Oil Hellas Corinth Refineries	2,700	47

Hong Kong (27.0%)
3SBio	89,000	59
Agile Group Holdings	82,000	27
Alibaba Group Holding*	13,400	151
Anhui Conch Cement, Cl H	12,500	50
Asia Cement China Holdings	85,000	42
BAIC Motor, Cl H	305,500	82
Baidu, Cl A*	6,240	108
Bank of China, Cl H	527,000	187
Bank of Communications, Cl H	208,000	124
Beijing Enterprises Holdings	22,500	72
China BlueChemical	174,000	47
China Coal Energy, Cl H	76,000	59
China Everbright	64,000	49

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
China Everbright Bank, Cl H	158,000	$48
China Hongqiao Group	58,000	61
China Lesso Group Holdings	85,000	104
China Medical System Holdings	44,000	70
China Merchants Port Holdings	30,000	48
China Minsheng Banking, Cl H	154,000	50
China Pacific Insurance Group, Cl H	25,600	55
China Petroleum & Chemical, Cl H	268,000	126
China Railway Group, Cl H	143,000	85
China Reinsurance Group, Cl H	740,000	59
China Suntien Green Energy, Cl H	88,000	43
China Traditional Chinese Medicine Holdings	144,000	61
China Yongda Automobiles Services Holdings	72,500	63
Country Garden Holdings	93,000	36
Dali Foods Group	101,500	48
Dongfeng Motor Group, Cl H	150,000	104
Far East Horizon	75,000	62
Grand Pharmaceutical Group	55,000	31
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	58
Hengan International Group	11,000	53
IGG	23,000	9
Jiangsu Expressway, Cl H	8,000	7
Kingboard Laminates Holdings	66,000	61
Lenovo Group	178,000	173
Lonking Holdings	152,000	30
Maanshan Iron & Steel, Cl H	134,000	36
NetDragon Websoft Holdings	32,000	64
New China Life Insurance, Cl H	18,600	44
Nine Dragons Paper Holdings	66,000	54
People’s Insurance Group of China, Cl H	310,000	93
PetroChina, Cl H	330,000	154
PICC Property & Casualty, Cl H	118,000	121
Postal Savings Bank of China, Cl H	146,000	97
Shougang Fushan Resources Group	116,000	41
Sinopec Engineering Group, Cl H	124,000	53
Sinopharm Group, Cl H	48,000	110

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
Sinotruk Hong Kong	37,500	$44
SITC International Holdings	38,000	129
SSY Group	166,000	94
TCL Electronics Holdings	95,000	45
Vinda International Holdings	23,000	61
Want Want China Holdings	123,000	100
Yuexiu Transport Infrastructure	98,000	55
Zhejiang Expressway, Cl H	68,000	55
Zhengzhou Coal Mining Machinery Group, Cl H	59,000	85

		4,137

Hungary (0.1%)
Magyar Telekom Telecommunications	26,200	21

India (12.2%)
Aurobindo Pharma	4,600	32
Chambal Fertilisers and Chemicals	16,600	68
Coal India	22,100	59
Cyient	3,910	41
GAIL India	73,785	137
Gujarat State Fertilizers & Chemicals	50,600	101
HCL Technologies	8,700	105
Hindustan Aeronautics	3,200	82
Hindustan Petroleum	21,300	65
Indiabulls Housing Finance*	3,100	4
Jubilant Life Sciences, Cl A	4,400	20
Kalpataru Power Transmission	17,800	83
KRBL	20,200	62
National Aluminium	67,900	67
NMDC	44,900	61
NTPC	51,900	100
Oil & Natural Gas	67,600	115
Oracle Financial Services Software	1,701	68
Power Finance	43,900	65
Power Grid Corp of India	27,400	74
REC	37,600	62
Redington India	64,800	102
Tata Steel	114,000	155
UPL	8,200	77
Vedanta	20,400	66

		1,871

Indonesia (2.4%)
Astra International	304,900	130
Bank Negara Indonesia Persero	107,900	57
Bukit Asam	177,000	51
Matahari Department Store	142,600	44
United Tractors	37,700	83

		365

Malaysia (1.7%)
AMMB Holdings	88,000	77

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Malaysia (continued)
RHB Bank	61,300	$81
Scientex	64,200	49
Tenaga Nasional	28,900	54

		261

Mexico (2.4%)
Cemex*	193,200	78
Fibra Uno Administracion	55,800	57
Grupo Financiero Banorte, Cl O	16,600	94
Grupo Mexico	22,000	87
Megacable Holdings	19,456	45

		361

Philippines (0.7%)
DMCI Holdings	333,300	58
Metro Pacific Investments	808,200	54

		112

Poland (1.4%)
Cyfrowy Polsat	13,800	60
Polskie Gornictwo Naftowe i Gazownictwo	56,500	84
Powszechny Zaklad Ubezpieczen	11,600	76

		220

Russia (–%)
Gazprom PJSC ADR(A)(B)*	11,300	—
LUKOIL PJSC ADR(A)(B)	2,300	—
Mobile TeleSystems PJSC ADR(A)(B)	6,900	—

		—

Singapore (0.4%)
Yangzijiang Shipbuilding Holdings	81,400	55

South Africa (3.5%)
Absa Group	15,100	155
African Rainbow Minerals	4,300	60
Astral Foods	3,800	46
Exxaro Resources	4,000	48
Impala Platinum Holdings	4,700	52
MTN Group	6,600	55
Oceana Group	16,600	49
Telkom SOC	7,500	20
Vodacom Group	6,000	50

		535

South Korea (12.7%)
DB HiTek	1,400	49
DB Insurance	1,100	51
DL E&C	332	10
DL Holdings	133	7
Hana Financial Group	2,400	69
Hankook & Co	5,100	48
Hyundai Glovis	600	84
Hyundai Greenfood	7,000	42

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
South Korea (continued)
Hyundai Home Shopping Network	1,000	$40
Hyundai Marine & Fire Insurance	2,800	71
Kginicis	1,700	18
Kia Motors	2,400	150
KT&G	800	50
LG	800	50
LX Semicon	1,000	77
Maeil Dairies	1,000	46
S&T Motiv	900	30
Samsung Electronics	14,600	691
SFA Engineering	700	23
Shinhan Financial Group	2,900	80
Shinsegae	300	51
SK Square*	785	26
SK Telecom	1,900	78
Value Added Technology	1,400	36
Vieworks	2,300	73

		1,950

Taiwan (16.1%)
ASE Technology Holding	46,000	134
Asia Vital Components	15,000	59
Asustek Computer	6,000	57
Cathay Financial Holding	122,859	187
China Development Financial Holding	99,000	43
China Development Financial Holding	68,375	19
Chipbond Technology	22,000	40
ChipMOS Technologies	58,000	69
Elan Microelectronics	19,000	69
Fubon Financial Holding	54,801	103
Global Mixed Mode Technology	8,000	40
Hon Hai Precision Industry	45,000	164
International Games System	4,000	47
King Yuan Electronics	65,000	86
MediaTek	9,000	207
Novatek Microelectronics	8,000	71
Pou Chen	98,000	88
Powertech Technology	34,000	97
Primax Electronics	25,000	58
Radiant Opto-Electronics	15,000	47
Shin Kong Financial Holding	167,000	48
Sigurd Microelectronics	26,000	44
Simplo Technology	9,000	80
Sino-American Silicon Products	10,000	48
SinoPac Financial Holdings	91,000	52
Synnex Technology International	27,000	50
Topco Scientific	10,000	52
Tripod Technology	11,000	38
United Microelectronics	83,000	112
Wan Hai Lines	13,800	50
Yuanta Financial Holding	146,800	98

LSV Emerging Markets Equity Fund

	Shares	Value (000)

Taiwan (continued)
Zhen Ding Technology Holding	28,000	$106

		2,463

Thailand (2.5%)
Kasikornbank	24,000	96
Krung Thai Bank	286,900	125
Origin Property	273,000	75
Quality Houses	593,800	35
Supalai	96,600	51

		382

Turkey (1.1%)
Coca-Cola Icecek	6,400	52
Haci Omer Sabanci Holding	52,200	58
Turkiye Sise ve Cam Fabrikalari	47,800	58

		168

United Arab Emirates (0.3%)
Abu Dhabi Commercial Bank PJSC	20,000	50

United Kingdom (–%)
Magnit PJSC GDR	5,000	—
MMC Norilsk Nickel PJSC ADR	3,700	—

		—

TOTAL FOREIGN COMMON STOCK

(Cost $16,588)		14,441

Foreign Preferred Stock (1.7%)
Brazil** (1.6%)
Banco do Estado do Rio Grande do Sul	36,000	70
Cia Paranaense de Energia	52,000	70
Itausa	63,300	106

		246

Colombia** (0.1%)
Banco Davivienda	1,700	12

TOTAL FOREIGN PREFERRED STOCK (Cost $288)		258

Warrants (0.0%)
Thailand (0.0%*)
Thaifoods Group 05/14/2024*	41,710	1

TOTAL WARRANTS (Cost $–)		1

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Emerging Markets Equity Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (1.1%)
South Street Securities 1.950%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $177 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $194, 0.750% - 1.875%, 04/30/2026 - 02/15/2032; total market value $180)	$177	$177

TOTAL REPURCHASE AGREEMENT (Cost $177)		177

Total Investments – 97.1% (Cost $17,053)		$14,877

Percentages are based on Net Assets of $15,321 (000).

*	Non-income producing security.
**	No rate available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is considered illiquid. The total value of such securities as of July 31, 2022 was $0 and represented 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Foreign Common Stock
Brazil	$758	$–	$–	$758
Chile	119	–	–	119
China	47	416	–	463
Czech Republic	28	–	–	28
Egypt	–	75	–	75
Greece	–	47	–	47
Hong Kong	–	4,137	–	4,137
Hungary	–	21	–	21
India	–	1,871	–	1,871
Indonesia	–	365	–	365
Malaysia	–	261	–	261
Mexico	361	–	–	361
Philippines	–	112	–	112
Poland	–	220	–	220
Russia	–	–	–	–
Singapore	–	55	–	55
South Africa	126	409	–	535
South Korea	–	1,950	–	1,950
Taiwan	–	2,463	–	2,463
Thailand	–	382	–	382
Turkey	–	168	–	168
United Arab Emirates	–	50	–	50
United Kingdom	–	–	–	–

Total Foreign Common Stock	1,439	13,002	–	14,441

Foreign Preferred Stock
Brazil	246	–	–	246
Colombia	12	–	–	12

Total Foreign Preferred Stock	258	–	–	258

Total Warrants	–	1	–	1

Total Repurchase Agreement	–	177	–	177

Total Investments in Securities	$1,697	$13,180	$–	$14,877

Amounts designated as “—“are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-008-0800

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